Loans and Borrowings - Additional Information (Details)																			1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 06, 2022 EUR (€)	Mar. 02, 2022 EUR (€)	Dec. 22, 2021 shares	Nov. 26, 2021 EUR (€)	Sep. 01, 2021 EUR (€) shares	Jul. 23, 2021 EUR (€)	Jul. 20, 2021 EUR (€)	Jun. 29, 2021 EUR (€)	Jun. 24, 2021 EUR (€) bank	Jun. 20, 2021	Apr. 06, 2021 EUR (€) bond shares	Mar. 02, 2021 EUR (€) shares	Feb. 04, 2021 EUR (€) shares	Jan. 25, 2021 EUR (€) euroPerBond oCEANE	Jan. 01, 2021 EUR (€) bond	Nov. 23, 2020 euroPerBond oCEANE	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Dec. 31, 2014 EUR (€)	Aug. 31, 2021 bond	Mar. 31, 2021 bond	Feb. 28, 2021 bond	Jan. 31, 2021 bond	Mar. 31, 2021 bond	Jun. 30, 2021 EUR (€) euroPerBond oCEANE	Dec. 31, 2021 EUR (€) shares payment installment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 30, 2021 EUR (€)	Nov. 23, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 23, 2008 EUR (€)
Disclosure of detailed information about borrowings [line items]
Volatility, first level																									30.00%
Volatility, second level																									35.00%
No-risk rate																									(0.45%)
Capital increase																									€ 65,332,000	€ 0	€ 126,479,000
Fee and commission expense																									2,303,000	745,000
Deferred tax liability (asset)															€ 767,000										602,000	768,000	1,193,000
Deferred tax liabilities																									602,000	767,000	1,193,000
Deferred tax assets																									€ 0	0	0
Loan deferment on interest, period (in years)																									1 year
Number of biannual installments | installment																									2
+ Proceeds from new loans and borrowings net of issue costs																									€ 15,270,000	€ 0	€ 0
Proportion of loan guaranteed by the French government (in percent)							90.00%
Number of shares issued during period (in shares) | shares			3,985,239
Minimum
Disclosure of detailed information about borrowings [line items]
Credit spread																									8.74%
Maximum
Disclosure of detailed information about borrowings [line items]
Credit spread																									9.76%
Potential ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Percentage of new shares issued (in percent)	21.24%
First Year
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									0.25%
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan																								€ 56,940,000
BPI FRANCE - IT-DIAB
Disclosure of detailed information about borrowings [line items]
Discounted rate																		5.19%
BPI FRANCE - IT-DIAB | Conditional
Disclosure of detailed information about borrowings [line items]
Advances received																																€ 3,229,000
BPI FRANCE - IT-DIAB | Non-repayable
Disclosure of detailed information about borrowings [line items]
Government grants																																€ 3,947,000
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE														2,895,260		3,048,780	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond														16.40		16.40	29.60
Aggregate nominal amount																	€ 180,000,000								€ 57,000,000
Extension of maturity																3 years
Conversion / exchange premium																550.00%						550.00%				100.00%
Accrued interest portion of buyback amount (in EUR per share) | euroPerBond														0.30
Buyback amount														€ 47,480,000
Buyback (EUR per bond) | euroPerBond														27.80
Debt component of a new amended OCEANE (in EUR per bond) | euroPerBond														24.12
Equity instrument of new amended OCEANE (in EUR per bond) | euroPerBond														3.68
Borrowings, recognized for amended obligation														€ 76,800,000
Payment for partial buyback														47,500,000
Recognition of financial gain before tax														35,600,000
New O C E AN E shares (in shares)					10,000						216,591	483,330	552,238		552,238				10,000	216,591	483,330	552,238	216,591		10,000
Capital increase	€ 297,812.5	€ 664,578.75			€ 13,750,000								€ 759,327.25
New shares created (in shares) | shares					55,000						1,191,250	2,658,312
Reduction in financial debt					€ 200,000						€ 5,200,000	€ 11,660,000	€ 13,320,000
Deferred tax liabilities														4,400,000																	€ 2,000,000
Deferred tax assets														2,800,000												€ 1,300,000
Number of shares issued during period (in shares) | shares													3,037,309
Increase in equity before deferred taxes														11,700,000
Amount derecognized														€ 94,800,000
OCEANE | Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE																	3,185,821							1,923,662
Nominal value per unit (in EUR per bond) | euroPerBond																	29.60							29.60
Effective interest rate																	8.80%							8.80%
Nominal amount of the loan																	€ 94,300,301.6							€ 56,940,395.2
O C E A N E 2022
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE																3,185,821
Nominal value per unit (in EUR per bond) | euroPerBond																29.60
Conversion / exchange premium																550.00%
Conditional advances | BPI FRANCE - IT-DIAB | Additional Payments
Disclosure of detailed information about borrowings [line items]
Maximum amount to be paid if any further amounts to be paid as conditional advance																		€ 14,800,000
Pret Garanti Par L etat (PGE) Bancaire
Disclosure of detailed information about borrowings [line items]
New debt recognized																									€ 10,958,000
Number of quarterly payments, amortization and interest | payment																									8
Interest rate (in percent)																									2.25%
Nominal amount of the loan									€ 11,000,000															€ 11,000,000						€ 2,000,000
Number of French banks | bank									4
Debt instrument, initial term (in years)									1 year
Repayment options, up to (in years)									6 years
+ Proceeds from new loans and borrowings net of issue costs								€ 10,919,000
Proportion of loan guaranteed by the French government (in percent)							90.00%
Pret Garanti Par L etat (PGE) Bancaire | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Borrowings, recognized using effective interest rate, less than a year																									€ 0
Pret Garanti Par L etat (PGE) Bancaire | First Year
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																									0.00%
Pret Garanti Par L etat (PGE) Bancaire | Third Year
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																									1.00%
Pret Garanti Par L etat (PGE) Bancaire | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																									0.75%
BPI PGE
Disclosure of detailed information about borrowings [line items]
New debt recognized																									€ 2,002,000
Nominal amount of the loan							€ 2,000,000
Debt instrument, initial term (in years)										1 year
Repayment options, up to (in years)										6 years
+ Proceeds from new loans and borrowings net of issue costs						€ 1,985,000
Proportion of loan guaranteed by the French government (in percent)							90.00%
BPI PGE | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Borrowings, recognized using effective interest rate, less than a year																									€ 125,000
BPI PGE | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																									1.95%
Subsidized Loan
Disclosure of detailed information about borrowings [line items]
New debt recognized																									€ 2,250,000
Number of quarterly payments, amortization and interest | payment																									16
Number of quarterly payments, | payment																									20
Nominal amount of the loan																												€ 2,300,000	€ 2,250,000
Debt instrument, initial term (in years)				6 years
+ Proceeds from new loans and borrowings net of issue costs				€ 2,250,000
Subsidized Loan | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Borrowings, recognized using effective interest rate, less than a year																									€ 0
Subsidized Loan | First Year
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																									1.85%
Interest Rate, including state guarantee (in percent)																									0.28%
Subsidized Loan | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																									2.27%
Convertible loans
Disclosure of detailed information about borrowings [line items]
Convertible bond, yearly interest																									€ 1,993,000